Leases (Tables)	12 Months Ended
Mar. 31, 2021
Presentation of leases for lessee [abstract]
Summary of carrying amounts of lease liabilities carried at amortized cost
Set out below are the carrying amounts of lease liabilities carried at amortised cost and the movements during the year:

	For the year ended
Particulars	31 March 2021	31 March 2020	31 March 2019
Opening balance	1,646	1,436	1,034
Additions	1,101	410	1,943
Acquisition of subsidiary	17	—	—
Capitalised during the year	105
Accretion of interest	113	147	125
Lease modification during the year	(26)	—	—
Disposal of subsidiary	(596)	—	—
Payments	(248)	(347)	(1,666)

Closing balance	2,112	1,646	1,436

Current	330	259	347
Non-current	1,782	1,387	1,089